Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	NEEDHAM FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001002537
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Needham Growth Fund (Prospectus Summary) | Needham Growth Fund | Needham Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEEGX
Needham Aggressive Growth Fund (Prospectus Summary) | Needham Aggressive Growth Fund | Needham Aggressive Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEAGX
Needham Small Cap Growth Fund (Prospectus Summary) | Needham Small Cap Growth Fund | Needham Small Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NESGX